Segment Reporting and Geographic Information	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment Reporting and Geographic Information

Note 12 — Segment Reporting and Geographic Information

The Company operates as a single operating segment. The Company’s chief operating decision maker is the CEO, who reviews financial information presented on a consolidated basis, for purposes of making operating decisions, assessing financial performance and allocating resources.

The following table presents the Company’s geographic net revenues based on the geographic market where revenues are accumulated, as determined by customer location:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands USD)	2021	2020	2021	2020
United States	$26,925	$28,212	$76,868	$88,927
Latin America	13,495	11,902	39,705	40,586
Total	$40,420	$40,114	$116,573	$129,513

The following table presents certain of our long-lived assets by geographic area, which includes property, plant and equipment, net and operating lease right of use assets, net:

(in thousands USD)	September 30, 2021	December 31, 2020
United States	$6,351	$7,748
Latin America	3,584	3,803
Total long-lived assets	$9,935	$11,551

Note 13 — Segment reporting and geographic information

The Company operates as a single operating segment. The Company’s CODM is the CEO, who reviews financial information presented on a consolidated basis, for purposes of making operating decisions, assessing financial performance and allocating resources.

The following table presents the Company’s geographic net revenues based on the geographic market where revenues are accumulated, as determined by customer location:

	Year ended December 31,
(in thousands USD)	2020	2019	2018
United States	$113,073	$84,931	$13,721
Latin America and other(a)	50,914	88,764	96,806
Total	$163,987	$173,695	$110,527

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(a)      Other represents an insignificant amount of Europe revenues in 2019 and 2018; there were no Europe sales in 2020.

The following table presents certain of our long-lived assets by geographic area, which includes property, plant and equipment, net and operating lease ROU assets, net:

	December 31,
(in thousands USD)	2020	2019
United States	$7,748	$8,842
Latin America	3,803	5,184
Total long-lived assets	$11,551	$14,026